Significant Accounting Policies (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable Net Current [Abstract]
Balance, at beginning of period	$ 1,354	$ 1,293
Additions	2,919	61	(458)
Balance, at end of period	$ 4,273	$ 1,354	$ 1,293